Remuneration of the Company's key management personnel - Additional information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Restricted Stock Units
Remuneration of the Company's key management personnel
Number of instruments granted	207,481
Management Board
Remuneration of the Company's key management personnel
Total remuneration	€ 1,551	€ 852	€ 1,323
Supervisory Board
Remuneration of the Company's key management personnel
Total remuneration	€ 158	€ 0	€ 0
Number of instruments granted	105,260
Number of share options expired	21,413
Executive Board
Remuneration of the Company's key management personnel
Number of instruments granted	144,379
Executive Board | Restricted Stock Units
Remuneration of the Company's key management personnel
Number of share options expired	139,027